Accounts receivable (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Accounts receivable – trade	54,733	59,309
Accounts receivable – holdbacks	10,741	9,055
Accounts receivable – other	1,029	1,813
Allowance for doubtful accounts (note 15(d))	0	0	(185)
Total accounts receivable	66,503	70,177
Accounts receivable – holdback percentage	10.00%